Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash and cash equivalents [Line Items]
Cash and cash equivalents	¥ 2,617,432	$ 402,292	¥ 1,579,743	$ 242,802	¥ 928,934	¥ 475,028
RMB [Member]
Cash and cash equivalents [Line Items]
Cash and cash equivalents	1,627,044		1,536,947
US$ [Member]
Cash and cash equivalents [Line Items]
Cash and cash equivalents	¥ 990,388	$ 151,529	¥ 42,796	$ 6,171